Stockholders' Deficit - Additional Information (Details)		12 Months Ended
	Dec. 23, 2020 shares	Dec. 31, 2021 $ / shares shares	Jan. 26, 2021 shares	Dec. 31, 2020 $ / shares shares
Class Of Stock [Line Items]
Common stock, shares authorized		31,000,000		31,000,000
Common stock, par value | $ / shares		$ 0.0001		$ 0.0001
Common stock, shares issued		4,039,535		3,427,555
Common stock, shares outstanding		4,039,535		3,427,555
ECP Environmental Growth Opportunities Corp [Member]
Class Of Stock [Line Items]
Stock split ratio	0.833
Preferred stock, shares authorized		1,000,000		1,000,000
Preferred stock, par value | $ / shares		$ 0.0001		$ 0.0001
Preferred stock, shares issued		0		0
Preferred stock, shares outstanding		0		0
Class A Common Stock | ECP Environmental Growth Opportunities Corp [Member]
Class Of Stock [Line Items]
Common stock, shares authorized		100,000,000		100,000,000
Common stock, par value | $ / shares		$ 0.0001		$ 0.0001
Common stock, voting rights		one vote for each share
Common stock, shares issued		0		0
Common stock, shares outstanding		0		0
Common stock, shares subject to possible redemption		34,500,000
Class B Common Stock | ECP Environmental Growth Opportunities Corp [Member]
Class Of Stock [Line Items]
Common stock, shares authorized		10,000,000		10,000,000
Common stock, par value | $ / shares		$ 0.0001		$ 0.0001
Common stock, voting rights		each share of common stock entitling the holder to one vote
Common stock, shares issued		8,625,000		8,625,000
Common stock, shares outstanding		8,625,000		8,625,000
Reverse stock split, description		6-for-5 reverse stock split
Common stock, conversion of shares		one-for-one basis
Percentage of shares outstanding upon conversion		20.00%
Class B Common Stock | Founder Shares
Class Of Stock [Line Items]
Stock split ratio		0.833
Class B Common Stock | Founder Shares | ECP Environmental Growth Opportunities Corp [Member]
Class Of Stock [Line Items]
Common stock, shares outstanding	7,187,500		8,625,000
Reverse stock split, description		6-for-5 reverse stock split
Stock split ratio, description		5-for-6 split